CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/DEFICIT ¥ in Thousands	Ordinary Shares Class A Ordinary Shares IPO and concurrent private placement CNY (¥) shares	Ordinary Shares Class A Ordinary Shares Follow-on offering CNY (¥) shares	Ordinary Shares Class A Ordinary Shares CNY (¥) shares	Ordinary Shares Class B Ordinary Shares USD ($) shares	Ordinary Shares Class B Ordinary Shares CNY (¥) shares	Additional Paid-in Capital IPO and concurrent private placement CNY (¥)	Additional Paid-in Capital Follow-on offering CNY (¥)	Additional Paid-in Capital CNY (¥)	Accumulated Other Comprehensive (Loss)/Income CNY (¥)	Accumulated Deficit CNY (¥)	Class A Ordinary Shares shares	Class B Ordinary Shares shares	IPO and concurrent private placement CNY (¥)	Follow-on offering CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at the beginning of period at Dec. 31, 2017			¥ 10		¥ 155			¥ 106,080	¥ (261)	¥ (665,075)						¥ (559,091)
Balance at the beginning of period (in shares) at Dec. 31, 2017 | shares			15,000,000	240,000,000	240,000,000
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY
Accretion on convertible redeemable preferred shares to redemption value								(106,080)		(211,240)						(317,320)
Foreign currency translation adjustment, net of tax									(12,954)							(12,954)
Net loss										(1,532,318)						(1,532,318)
Balance at the end of period at Dec. 31, 2018			¥ 10		¥ 155				12,693	(2,408,633)						(2,395,775)
Balance at the end of period (in shares) at Dec. 31, 2018 | shares			15,000,000	240,000,000	240,000,000
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY
Accretion on convertible redeemable preferred shares to redemption value										(743,100)						(743,100)
Effect of exchange rate changes on convertible redeemable preferred shares										117,391						117,391
Foreign currency translation adjustment, net of tax									(2,851)							(2,851)
Deemed dividend to preferred shareholders upon extinguishment, net (Note 23)										(217,362)						(217,362)
Net loss										(2,438,536)						(2,438,536)
Balance at the end of period at Dec. 31, 2019			¥ 10		¥ 155				15,544	(5,690,240)						¥ (5,674,531)
Balance at the end of period (in shares) at Dec. 31, 2019 | shares			15,000,000	240,000,000	240,000,000						15,000,000	240,000,000			255,000,000	255,000,000
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY
Accretion on convertible redeemable preferred shares to redemption value										(651,190)					$ (99,799,000)	¥ (651,190)
Effect of exchange rate changes on convertible redeemable preferred shares										10,862					1,665,000	10,862
Foreign currency translation adjustment, net of tax									1,020,728						156,423,000	1,020,728
Share issuance, net of issuance costs	¥ 199	¥ 71				¥ 11,023,348	¥ 9,999,862						¥ 11,023,547	¥ 9,999,933
Share issuance, net of issuance costs (in shares) | shares	284,586,955	108,100,000
Share issuance upon the conversion and re-designation of preferred shares into Class A and Class B ordinary shares			¥ 730	$ 115,812,080	¥ 80			14,723,086								14,723,896
Share issuance upon the conversion and re-designation of preferred shares into Class A and Class B ordinary shares (in shares) | shares			1,045,789,275
Exercise of conversion features of preferred shares upon the consummation of IPO								1,400,670								1,400,670
Share-based compensation								142,795								142,795
Net loss										(151,657)					(23,243,000)	(151,657)
Balance at the end of period at Dec. 31, 2020			¥ 1,010		¥ 235			¥ 37,289,761	¥ (1,005,184)	¥ (6,482,225)					$ 4,567,603,000	¥ 29,803,597
Balance at the end of period (in shares) at Dec. 31, 2020 | shares			1,453,476,230	355,812,080	355,812,080						1,453,476,230	355,812,080			1,809,288,310	1,809,288,310